Expense Example	Aug. 14, 2026 USD ($)
Leverage Shares 2X Long DELL Daily ETF | Leverage Shares 2X Long DELL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long NOW Daily ETF | Leverage Shares 2X Long NOW Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long MU Daily ETF | Leverage Shares 2X Long MU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long IBM Daily ETF | Leverage Shares 2X Long IBM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long FIX Daily ETF | Leverage Shares 2X Long FIX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long CLS Daily ETF | Leverage Shares 2X Long CLS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long FLEX Daily ETF | Leverage Shares 2X Long FLEX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long HUBB Daily ETF | Leverage Shares 2X Long HUBB Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long ROK Daily ETF | Leverage Shares 2X Long ROK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long EMR Daily ETF | Leverage Shares 2X Long EMR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long SANM Daily ETF | Leverage Shares 2X Long SANM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long CARR Daily ETF | Leverage Shares 2X Long CARR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long TT Daily ETF | Leverage Shares 2X Long TT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long JCI Daily ETF | Leverage Shares 2X Long JCI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long MOD Daily ETF | Leverage Shares 2X Long MOD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long STM Daily ETF | Leverage Shares 2X Long STM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long WOLF Daily ETF | Leverage Shares 2X Long WOLF Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long VICR Daily ETF | Leverage Shares 2X Long VICR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long POWI Daily ETF | Leverage Shares 2X Long POWI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long VSH Daily ETF | Leverage Shares 2X Long VSH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long LFUS Daily ETF | Leverage Shares 2X Long LFUS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long DIOD Daily ETF | Leverage Shares 2X Long DIOD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long QRVO Daily ETF | Leverage Shares 2X Long QRVO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long FLNC Daily ETF | Leverage Shares 2X Long FLNC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	$ 315